Shareholders’ (Deficiency) Equity (Details) - Schedule of the status of options and changes $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Employees [Member]
Shareholders’ (Deficiency) Equity (Details) - Schedule of the status of options and changes [Line Items]
Number of options at the beginning of year | shares	5,325,572
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 4.97
Aggregate intrinsic value Outstanding at beginning of year | $	$ 17,854
Weighted average remaining contractual life (years) beginning of year	7 years 5 months 1 day
Number of options Granted | shares	2,017,144
Weighted average exercise price Granted | $ / shares	$ 8.57
Number of options Exercised | shares	(24,100)
Weighted average exercise price Exercised | $ / shares	$ 1.12
Number of options transfer between employee and service provider | shares	(505,265)
Weighted average exercise price transfer between employee and service provider | $ / shares	$ 3.91
Number of options Forfeited and cancelled | shares	(187,832)
Weighted average exercise price Forfeited and cancelled | $ / shares	$ 8.02
At the end of year | shares	6,625,519
Weighted average exercise price Outstanding at end of year | $ / shares	$ 6.08
Aggregate intrinsic value Outstanding at end of year | $	$ 1,743
Weighted average remaining contractual life (years) Outstanding at end of year	7 years 4 months 20 days
Number of options Exercisable options | shares	3,931,292
Weighted average exercise price Exercisable options | $ / shares	$ 4.33
Aggregate intrinsic value Exercisable options | $	$ 1,740
Weighted average remaining contractual life (years) Exercisable options	6 years 4 months 6 days
Service providers [Member]
Shareholders’ (Deficiency) Equity (Details) - Schedule of the status of options and changes [Line Items]
Number of options at the beginning of year | shares	721,197
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 4.34
Aggregate intrinsic value Outstanding at beginning of year | $	$ 2,695
Weighted average remaining contractual life (years) beginning of year	6 years 7 months 9 days
Number of options Granted | shares	385,813
Weighted average exercise price Granted | $ / shares	$ 5.53
Number of options Exercised | shares
Weighted average exercise price Exercised | $ / shares
Number of options transfer between employee and service provider | shares	505,265
Weighted average exercise price transfer between employee and service provider | $ / shares	$ 3.91
Number of options Forfeited and cancelled | shares
Weighted average exercise price Forfeited and cancelled | $ / shares
At the end of year | shares	1,612,275
Weighted average exercise price Outstanding at end of year | $ / shares	$ 4.49
Aggregate intrinsic value Outstanding at end of year | $	$ 845
Weighted average remaining contractual life (years) Outstanding at end of year	6 years 7 months 6 days
Number of options Exercisable options | shares	1,116,997
Weighted average exercise price Exercisable options | $ / shares	$ 3.58
Aggregate intrinsic value Exercisable options | $	$ 845
Weighted average remaining contractual life (years) Exercisable options	5 years 3 months 25 days